Derivative Liabilities (Details 1)	6 Months Ended
Jun. 30, 2018 $ / shares
Dividend rate	0.00%
Minimum [Member]
Risk free rate	2.11%
Volatility	175.00%
Conversion/ Exercise price	$ 0.0031
Term (years)	2 months 19 days
Maximum [Member]
Risk free rate	2.33%
Volatility	202.00%
Conversion/ Exercise price	$ 0.0149
Term (years)	8 months 12 days